Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Lufax Holding Ltd
Entity Central Index Key	0001816007
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Country	CN
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,231,150,560
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par valueUS$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American depositary shares [member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (two American depositary shares representing one ordinary share, par value US$0.00001 per share)
Trading Symbol	LU
Security Exchange Name	NYSE